Schedule of Contract Asset (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Contract asset – a related party	$ 2,392
Shenzhen Eastern Worldwide Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Contract asset – a related party	$ 2,392